Ordinary Shares (Details) - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ordinary Shares [Abstract]
Ordinary shares, shares authorized	5,000,000	5,000,000
Ordinary shares, shares outstanding	76,028	73,361
Ordinary shares, shares issued	76,028	73,361
Ordinary shares par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares voting	one
Dividends declared (in Dollars)